Derivative Financial Instruments - Details of Interest Rate and Currency Derivative Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
CHF
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	$ 366
Sensitivity DFIs	(368)
Sensitivity net	(2)
Sensitivity Debt	(3,850)
Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	30,739
Sensitivity DFIs	(27,583)
Sensitivity net	3,156
Sensitivity Debt	(96,480)
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	1,468
Sensitivity DFIs	(1,458)
Sensitivity net	10
Sensitivity Debt	(4,863)
Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	2,418
Sensitivity DFIs	(1,237)
Sensitivity net	1,181
Sensitivity Debt	(7,567)
Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	12,349
Sensitivity DFIs	454
Sensitivity net	12,803
Sensitivity Debt	(161,607)
UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	10,510
Sensitivity DFIs	(10,143)
Sensitivity net	367
Sensitivity Debt	(19,120)
Interbank Yield Curves Sensitivity | CHF
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(3,913)
Sensitivity DFIs	3,964
Sensitivity net	51
VaR 95% Net	(42)
Interbank Yield Curves Sensitivity | Euro
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(111,148)
Sensitivity DFIs	76,215
Sensitivity net	(34,933)
VaR 95% Net	(36,092)
Interbank Yield Curves Sensitivity | Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(5,336)
Sensitivity DFIs	5,334
Sensitivity net	(2)
VaR 95% Net	(3)
Interbank Yield Curves Sensitivity | Yen
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(8,463)
Sensitivity DFIs	2,045
Sensitivity net	(6,418)
VaR 95% Net	(7,542)
Interbank Yield Curves Sensitivity | Peso
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(164,652)
Sensitivity DFIs	(17,471)
Sensitivity net	(182,123)
VaR 95% Net	(165,737)
Interbank Yield Curves Sensitivity | UDI
Disclosure of detailed information about financial instruments [line items]
Sensitivity debt	(21,259)
Sensitivity DFIs	20,794
Sensitivity net	(465)
VaR 95% Net	$ (435)